Quarterly Report
June 30, 2023
MFS®  California
Municipal Bond Fund
MCA-Q1

Portfolio of Investments
6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.0%
Airport Revenue – 7.1%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2047	$2,190,000	$2,212,684
Fresno, CA, Airport Revenue, “A”, BAM, 4.25%, 7/01/2044	1,000,000	986,743
Fresno, CA, Airport Revenue, “A”, BAM, 5%, 7/01/2053	1,000,000	1,045,607
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5%, 6/01/2042	1,000,000	1,062,910
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5.25%, 6/01/2047	1,500,000	1,610,881
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2042	2,000,000	2,185,363
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 4.125%, 5/15/2043	500,000	493,616
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “H”, 4%, 5/15/2047	3,000,000	2,899,470
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 4%, 5/15/2049	5,000,000	4,777,174
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	2,011,153
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,380,320
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,376,272
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,087,225
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,040,860
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	680,978
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	677,403
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	2,605,000	2,701,023
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,040,816
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,043,761
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,040,406
		$35,354,665
General Obligations - General Purpose – 2.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,080,000	$978,082
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	810,000	825,821
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	35,723	34,218
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	282,606	172,779
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	244,575	250,613
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	242,360	255,194
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	238,428	255,341
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	497,583	543,467
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	219,601	208,635
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	383,721	356,644
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	169,415	152,037
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	230,339	199,999
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	765,550	646,797
State of California, Various Purpose General Obligation, 4%, 3/01/2036	2,200,000	2,298,683
State of California, Various Purpose General Obligation, 5.25%, 10/01/2050	3,000,000	3,434,194
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	480,736
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	446,451
		$11,539,691
General Obligations - Schools – 15.3%
Alvord, CA, Unified School District (Election of 2007), General Obligation, “A”, BAM, 4%, 8/01/2048	$2,000,000	$1,952,748
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	3,584,830
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038 (Prerefunded 10/01/2023)	2,465,000	2,476,135
Garden Grove, CA, Unified School District (Election 2016), General Obligation, BAM, 4%, 8/01/2046	3,000,000	2,988,442
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,588,860
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	465,000	467,662
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	323,670
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	1,260,000	817,226
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,268,654
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	856,029
Los Angeles, CA, Paramount Unified School District, General Obligation, “C”, BAM, 3%, 8/01/2045	1,750,000	1,412,254
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2039 (Prerefunded 2/15/2027)	2,000,000	2,092,652

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2040 (Prerefunded 2/15/2027)	$1,000,000	$1,046,326
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,572,967
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,147,215
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	170,000	133,121
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	105,000	79,866
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	344,655
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,225,962
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 5.5% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,168,358
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	4,577,745
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,764,324
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	864,351
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	865,540
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	2,736,018
Oxnard, CA, Union High School District, General Obligation, “C”, 4%, 8/01/2038	400,000	407,305
Oxnard, CA, Union High School District, General Obligation, “C”, 4%, 8/01/2039	1,045,000	1,062,535
Oxnard, CA, Union High School District, General Obligation, “C”, 4%, 8/01/2040	1,000,000	1,013,759
Placer & Nevada Counties, CA, Tahoe-Truckee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	535,516
Placer & Nevada Counties, CA, Tahoe-Truckee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,497,974
Placer & Nevada Counties, CA, Tahoe-Truckee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,177,740
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	90,000	70,982
San Diego, CA, Community College District (Election of 2002), 6%, 8/01/2033 (Prerefunded 8/01/2027)	2,000,000	2,260,655
San Diego, CA, San Ysidro School District (Measure U Election of 2020), General Obligation, “B”, AGM, 4%, 8/01/2045 (w)	2,190,000	2,131,967
San Diego, CA, San Ysidro School District (Measure U Election of 2020), General Obligation, “B”, AGM, 4%, 8/01/2045 (w)	1,850,000	1,800,976
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034 (Prerefunded 1/01/2024)	1,235,000	694,831
San Diego, CA, Unified School District (Election of 2012), General Obligation, “I”, BAM, 4%, 7/01/2047	2,145,000	2,101,540
San Luis Obispo, CA, Lucia Mar Unified School District, General Obligation, “D”, 4%, 8/01/2049	2,235,000	2,213,220
Santa Clara County, CA, Mountain View Whisman School District General Obligation, Election of 2020, “B”, 4.25%, 9/01/2045	5,750,000	5,834,231
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2042	1,000,000	1,004,996
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2044	1,250,000	1,252,159
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,451,897
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	968,031
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,008,548
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	1,958,442
West Contra Costa, CA, Unified School District (Election of 2020), General Obligation, “A-1”, AGM, 3%, 8/01/2046	3,365,000	2,672,852
Yolo County, CA, Davis Joint Unified School District, General Obligation, BAM, 3%, 8/01/2043	1,250,000	1,044,525
		$76,520,291
Healthcare Revenue - Hospitals – 14.0%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$5,000,000	$5,433,025
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,584,125
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,047,487
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	774,693
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,058,222
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	178,351
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	731,872
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,324,155
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	879,112
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	435,485
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	2,000,000	2,039,981
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,013,912
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,491,096
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	207,917
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	167,166
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	86,052

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	$315,000	$317,294
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	388,763
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,426,013
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	4,000,000	4,271,264
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,546,787
California Public Finance Authority Rev. (Hoag Memorial Hospital Presbyterian), “A”, 4%, 7/15/2051	2,000,000	1,956,677
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2042	4,000,000	4,100,255
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2039	1,600,000	1,564,015
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2040	650,000	630,091
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2045	2,000,000	1,920,692
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	5,000,000	5,350,839
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,027,785
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,055,569
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	1,405,000	1,382,662
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	193,847
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,647,467
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,955,000	1,889,242
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	659,183
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	469,216
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	441,530
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	1,953,053
California Statewide Communities Development Authority, Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,546,381
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 5%, 7/01/2049	70,000	56,910
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,059,816
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2023	260,000	260,000
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2024	235,000	235,554
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2025	290,000	291,039
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	302,685
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	711,213
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	686,347
University of California Regents, Medical Center Pooled Rev., “P”, 4%, 5/15/2053	5,000,000	4,805,860
Upland, CA (San Antonio Regional Hospital), COP, 4%, 1/01/2042	1,000,000	901,081
Upland, CA (San Antonio Regional Hospital), COP, 5%, 1/01/2047	1,000,000	1,020,766
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	349,112
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	994,250
		$69,865,909
Healthcare Revenue - Long Term Care – 2.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	$1,270,000	$1,210,213
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	730,924
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,032,731
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2040	650,000	672,372
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2050	1,000,000	1,014,590
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2055	1,000,000	1,011,243
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	752,167
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,124,312
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	1,405,000	1,146,625
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2039	500,000	477,638
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2040	500,000	473,202
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2042	735,000	688,111
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 5%, 4/01/2047	1,835,000	1,862,719

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	$435,000	$438,569
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	433,873
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	438,132
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	982,592
		$14,490,013
Industrial Revenue - Environmental Services – 3.3%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B”, 3.6%, 7/01/2051 (Put Date 7/17/2023)	$3,000,000	$2,999,676
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	3,000,000	3,017,355
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,000,000	2,741,874
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.7%, 12/01/2044 (Put Date 12/01/2023)	3,000,000	2,947,980
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 8/01/2023 (Put Date 8/01/2023) (n)	5,000,000	4,999,739
		$16,706,624
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$398,847
Miscellaneous Revenue - Other – 2.0%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$834,682
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	834,655
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	5,000,000	4,978,848
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,368,963
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	205,000	206,648
San Francisco, CA, City & County Airports Commission, International Airport Rev., Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,574,129
		$9,797,925
Multi-Family Housing Revenue – 6.5%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$2,200,000	$1,823,488
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	3,000,000	2,575,968
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	1,991,116
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	2,831,293	2,780,324
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	1,998,947	1,994,807
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	4,000,000	3,672,677
California Municipal Special Finance Agency VIII, Essential Housing Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	3,000,000	2,517,137
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	2,000,000	1,339,046
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,000,000	2,483,492
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	3,000,000	2,247,463
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,000,000	1,413,353
Los Angeles County, CA, Development Authority, Multi-Family Housing Rev. (West Los Angeles VA - Building 156 & 157 Apartments), “C”, 3.75%, 12/01/2046 (Put Date 12/01/2026)	2,750,000	2,754,812
Los Angeles County, CA, Development Authority, Multi-Family Housing Rev. (West Los Angeles VA Campus Building 402 Apartments), 3.375%, 1/01/2046 (Put Date 7/01/2026)	3,600,000	3,533,589
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,344,041	1,316,391
		$32,443,663

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Parking – 0.3%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$1,535,744
Sales & Excise Tax Revenue – 2.8%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$40,000	$41,651
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	30,000	31,326
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	40,000	41,974
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	390,000	344,705
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	114,000	111,376
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	382,000	364,003
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,615,000	4,499,019
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	944,000	897,773
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	385,000	366,147
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	8,280
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	2,826,000	2,678,292
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,763
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	171,000	145,211
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	24,084
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,566,000	1,117,175
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,524,000	990,581
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	4,034,000	1,133,270
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	960,000	733,200
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	555,000	423,881
		$13,957,711
Secondary Schools – 4.8%
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	$1,000,000	$926,235
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 5%, 11/01/2039	300,000	311,812
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 5%, 11/01/2044	350,000	359,898
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4%, 11/01/2050	500,000	442,635
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4.125%, 11/01/2052	3,075,000	2,756,158
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	946,027
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	744,000
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	51,953
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	450,000	451,438
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.25%, 8/01/2038	500,000	501,143
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2043	550,000	556,335
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2047	525,000	525,378
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	415,000	416,707
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	415,132
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2040 (n)	525,000	529,958
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2050 (n)	1,000,000	986,228
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (n)	1,000,000	936,509
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2040 (n)	1,125,000	1,106,570
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2058 (n)	625,000	579,421
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030 (n)	1,100,000	1,115,519

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	$2,120,000	$1,961,386
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,245,000	1,272,719
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	884,523
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	870,000	860,507
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2034	530,000	536,250
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	518,121
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5.125%, 7/01/2044	470,000	472,235
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2047 (n)	745,000	751,315
California School Finance Authority, School Facility Rev. (KIPP SoCal Projects), “A”, 5%, 7/01/2049 (n)	1,050,000	1,060,457
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,271,354
		$24,247,923
Single Family Housing - Other – 0.2%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 5.5%, 12/01/2052	$1,000,000	$1,074,118
State & Local Agencies – 3.9%
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	$800,000	$849,959
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5.25%, 11/01/2047	3,735,000	4,130,641
North Lake Tahoe, CA, Public Financing Authority Lease Rev. (Health and Human Services Center), 5.5%, 12/01/2047	4,425,000	4,998,335
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2037	300,000	344,041
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2038	500,000	571,324
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2039	700,000	796,226
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2040	900,000	1,015,923
Santa Clara County, CA, Financing Authority Lease Rev. (Capital Facilities), “A”, 3%, 5/01/2039	5,270,000	4,539,311
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2034	500,000	573,846
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2035	725,000	825,275
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2036	590,000	665,918
		$19,310,799
Student Loan Revenue – 0.0%
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	$275,000	$248,402
Tax - Other – 1.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$315,000	$325,522
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	735,000	802,503
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	315,000	321,177
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	170,000	172,166
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	500,000	483,962
Irvine, CA, Financial Authority Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	4,000,000	3,887,503
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	100,000	89,689
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	276,913
		$6,359,435
Tax Assessment – 6.9%
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	$940,000	$958,537
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2039	1,000,000	1,017,625
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,010,655
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	505,000	424,910
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	2,000,000	1,792,155
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2044	500,000	509,063
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2049	500,000	506,135
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,002,237
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	945,849

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	$1,000,000	$1,003,428
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	765,000	767,052
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	661,284
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,374,226
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,002,367
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	2,694,292
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 4.25%, 9/01/2047	5,000,000	5,072,997
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.25%, 9/01/2042	1,000,000	1,025,371
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.5%, 9/01/2047	2,550,000	2,635,571
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	927,138
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,138,740
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,412,691
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	100,000	99,179
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,301,228
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	766,092
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NPFG, 5%, 8/01/2043	1,100,000	1,136,606
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,002,517
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2037	700,000	740,852
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2033	300,000	318,142
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2034	300,000	316,735
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2035	250,000	261,895
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2038	600,000	617,365
		$34,442,934
Tobacco – 3.6%
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	$5,000,000	$1,087,192
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	3,515,000	3,247,640
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	535,000	543,812
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	465,000	474,144
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	2,174,384
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2051	4,000,000	4,166,866
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,615,000	1,463,139
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2036	250,000	269,280
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2048	4,250,000	4,412,382
		$17,838,839
Toll Roads – 0.2%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	$855,000	$881,721
Transportation - Special Tax – 0.1%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$500,000	$530,296
Universities - Colleges – 4.7%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$2,132,810
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	957,893
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	445,538
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,320,394

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	$630,000	$664,768
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,017,089
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,014,165
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	506,389
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,055,187
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	648,925
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,233,970
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,018,791
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	4,348,329
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,547,647
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	465,449
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,192,500
California State University Systemwide Rev., “A”, 3%, 11/01/2052	2,000,000	1,520,715
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,500,000	1,503,047
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	200,000	151,187
		$23,744,793
Universities - Dormitories – 3.5%
California Community College Financing Authority Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	$2,250,000	$2,202,216
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2035	450,000	474,350
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2040	600,000	617,248
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2045	600,000	610,342
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2050	650,000	657,306
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2055	825,000	830,875
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2057	450,000	451,845
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	225,000	226,859
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	2,698,919
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	370,333
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	461,280
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,332,024
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,029,460
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	1,740,000	1,694,113
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	2,590,315
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,139,856
		$17,387,341
Utilities - Cogeneration – 0.5%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$1,023,097
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	1,610,000	1,630,790
		$2,653,887

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 1.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$280,000	$285,662
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	315,000	321,059
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,123,507
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	50,000	18,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	475,000	178,125
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	286,875
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	54,224
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,200,000	450,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	67,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	100,000	37,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	50,000	18,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	170,625
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	235,000	88,125
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2024 (a)(d)	200,000	75,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	40,000	15,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	232,500
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	45,000	16,875
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	95,000	35,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	290,000	108,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	325,000	121,875
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	115,000	43,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	355,000	133,125
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	280,000	105,000
Truckee Donner Public Utility District Electric System Rev., “A”, 5%, 11/15/2037	1,250,000	1,359,846
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2039	425,000	442,077
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2040	365,000	378,809
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2041	420,000	435,356
		$8,613,665
Utilities - Other – 5.6%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$2,540,000	$2,655,813
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	1,195,000	1,160,977
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	1,415,000	1,397,935
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,735,000	2,863,049
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	4,000,000	3,999,911
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 5%, 12/01/2053 (Put Date 8/01/2029)	5,000,000	5,217,058
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	5,000,000	5,230,494
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,750,000	2,140,694
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,780,477
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,520,000	1,609,218
		$28,055,626
Water & Sewer Utility Revenue – 4.4%
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.625%, 9/01/2047	$1,000,000	$1,034,928
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.75%, 9/01/2052	1,100,000	1,142,635
Fillmore, CA, Wastewater Refunding Rev., AGM, 5%, 5/01/2047	3,000,000	3,143,774
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	720,000	730,849
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	421,464
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2048	3,500,000	3,507,920
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2053	1,500,000	1,494,362
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,121,207
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	3,254,904
Truckee Donner Public Utility District Water System Rev., “A”, 5%, 11/15/2042	2,070,000	2,314,650
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	1,788,863
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	868,554
		$21,824,110
Total Municipal Bonds		$489,824,972

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$902,000	$801,689
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,796,438	567,113
Total Bonds		$1,368,802
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$1,039,759	$523,779
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.04% (v)	6,415,534	$6,416,817

Other Assets, Less Liabilities – 0.4%		1,753,834
Net Assets – 100.0%		$499,888,204
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,416,817 and $491,717,553, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $69,144,745, representing 13.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$490,348,751	$—	$490,348,751
U.S. Corporate Bonds	—	1,368,802	—	1,368,802
Mutual Funds	6,416,817	—	—	6,416,817
Total	$6,416,817	$491,717,553	$—	$498,134,370
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,269,803	$36,131,310	$38,983,170	$(321)	$(805)	$6,416,817

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$59,843	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2023, are as follows:
California	91.4%
Puerto Rico	3.7%
Alabama	1.6%
Illinois	0.8%
Guam	0.6%
Tennessee	0.3%
Wisconsin	0.3%
Virginia	0.3%
New Hampshire	0.3%
New Jersey	0.1%
Texas	0.1%
Minnesota (o)	0.0%
U.S. Virgin Islands (o)	0.0%
Pennsylvania (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.